Cover	Aug. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2025
Entity File Number	000-55445
Entity Registrant Name	DREAM HOMES & DEVELOPMENT CORPORATION
Entity Central Index Key	0001518336
Entity Tax Identification Number	40-0011701
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	314 South Main Street
Entity Address, City or Town	Forked River
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08731
City Area Code	(609)
Local Phone Number	693-8881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Trading Symbol	DREM
Entity Emerging Growth Company	false